PREPAYMENTS, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Beginning balance	$ 124,740	$ 127,470
Addition	66,045	4,310
Exchange rate effect	(2,521)	(7,040)
Ending balance	$ 188,264	$ 124,740